Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Summary of 10% Appreciation Against the Dollar of Main Currencies
Assuming other factors (principally interest rates and commodity prices) remained constant and that no further foreign exchange risk management action were taken, a 10% appreciation against the dollar at December 31 of the main currencies to which Shell is exposed would have the following effects:

	$ million
	Increase/(decrease) in income before taxation		Increase in net assets
	2019	2018	2019	2018
10% appreciation against the dollar of:
Canadian dollar	(97)	(40)	1,380	1,245
Euro	36	65	1,227	1,190
Australian dollar	(55)	(109)	835	835
Sterling	(58)	(46)	581	779

Schedule of Value at Risk Pre-tax

Value-at-risk (pre-tax)		$ million
	December 31, 2019	December 31, 2018
Global oil	22	28
North America gas and power	12	11
Europe gas and power	5	3
Carbon-emission rights	4	2

Schedule of Trade and Other Receivables, Other Payables and Derivative Financial Instruments
Shell routinely enters into offsetting, master netting and similar arrangements with trading and other counterparties to manage credit risk. Where there is a legally enforceable right of offset under such arrangements and Shell has the intention to settle on a net basis or realise the asset and settle the liability simultaneously, the net asset or liability is recognised in the Consolidated Balance Sheet, otherwise assets and liabilities are presented gross. These amounts, as presented net and gross within trade and other receivables, trade and other payables and derivative financial instruments in the Consolidated Balance Sheet at December 31, were as follows:

2019						$ million
			Amounts offset		Amounts not offset
	Gross amounts before offset	Amounts offset	Net amounts as presented	Cash collateral received/pledged	Other offsetting instruments	Net amounts
Assets:
Within trade receivables	13,821	8,975	4,846	54	101	4,691
Within derivative financial instruments	12,995	7,310	5,685	531	2,262	2,892
Liabilities:
Within trade payables	13,335	9,029	4,306	11	101	4,194
Within derivative financial instruments	12,355	7,253	5,102	706	2,262	2,134

2018						$ million
			Amounts offset		Amounts not offset
	Gross amounts before offset	Amounts offset	Net amounts as presented	Cash collateral received/pledged	Other offsetting instruments	Net amounts
Assets:
Within trade receivables	12,697	8,340	4,358	62	221	4,075
Within derivative financial instruments	12,323	6,353	5,970	437	2,653	2,880
Liabilities:
Within trade payables	12,931	8,264	4,667	97	221	4,349
Within derivative financial instruments	12,227	5,044	7,183	1,115	2,653	3,415

Schedule of Carrying Amounts of Derivative Contracts Designated and Not Designated as Hedging Instruments for Hedge Accounting
The carrying amounts of derivative contracts at December 31, designated and not designated as hedging instruments for hedge accounting purposes, were as follows:

2019							$ million
			Assets			Liabilities
	Designated	Not designated	Total	Designated	Not designated	Total	Net
Interest rate swaps	227	8	235	34	24	58	177
Forward foreign exchange contracts	7	236	243	2	309	311	(68)
Currency swaps and options	90	15	105	932	56	988	(883)
Commodity derivatives	—	6,914	6,914	—	5,281	5,281	1,633
Other contracts	—	341	341	—	—	—	341
Total	324	7,514	7,838	968	5,670	6,638	1,200

2018							$ million
			Assets			Liabilities
	Designated	Not designated	Total	Designated	Not designated	Total	Net
Interest rate swaps	86	3	89	174	14	188	(99)
Forward foreign exchange contracts	—	331	331	33	264	297	34
Currency swaps and options	186	26	212	1,202	203	1,405	(1,193)
Commodity derivatives	—	6,864	6,864	—	6,637	6,637	227
Other contracts	—	271	271	—	56	56	215
Total	272	7,495	7,767	1,409	7,174	8,583	(816)

Contractual Maturities of Derivative Liabilities

The contractual maturities of derivative liabilities at December 31 compare with their carrying amounts in the Consolidated Balance Sheet as follows:

2019									$ million
	Contractual maturities
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount [A]	Carrying amount
Interest rate swap	35	8	4	4	5	4	60	(2)	58
Forward foreign exchange contracts	214	40	8	—	118	—	380	(69)	311
Currency swaps and options	255	475	444	201	204	1,777	3,356	(2,368)	988
Commodity derivatives	3,472	756	349	189	123	511	5,400	(119)	5,281
Total	3,976	1,279	805	394	450	2,292	9,196	(2,558)	6,638
[A] Mainly related to the effect of discounting.

2018									$ million
	Contractual maturities
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount [A]	Carrying amount
Interest rate swap	101	68	20	1	1	1	192	(4)	188
Forward foreign exchange contracts	177	(24)	33	(1)	(5)	(15)	165	132	297
Currency swaps and options	605	265	474	405	198	1,715	3,662	(2,257)	1,405
Commodity derivatives	4,733	978	422	213	138	382	6,866	(229)	6,637
Other contracts	58	—	—	—	—	—	58	(2)	56
Total	5,674	1,287	949	618	332	2,083	10,943	(2,360)	8,583
[A] Mainly related to the effect of discounting.

Summary of Net Carrying Amounts of Derivative Contracts Held
The net carrying amounts of derivative contracts held at December 31, categorised according to the predominant source and nature of inputs used in determining the fair value of each contract, were as follows:

2019				$ million
	Prices in active markets for identical assets/liabilities	Other observable inputs	Unobservable inputs	Total
Interest rate swaps	—	177	—	177
Forward foreign exchange contracts	—	(68)	—	(68)
Currency swaps and options	—	(883)	—	(883)
Commodity derivatives	(6)	895	744	1,633
Other contracts	27	304	10	341
Total	21	425	754	1,200

2018				$ million
	Prices in active markets for identical assets/liabilities	Other observable inputs	Unobservable inputs	Total
Interest rate swaps	—	(99)	—	(99)
Forward foreign exchange contracts	—	34	—	34
Currency swaps and options	—	(1,193)	—	(1,193)
Commodity derivatives	(52)	431	(152)	227
Other contracts	—	90	125	215
Total	(52)	(737)	(27)	(816)

Summary of Net Carrying Amounts of Derivative Contracts Measured Using Predominantly Unobservable Inputs

Net carrying amounts of derivative contracts measured using predominantly unobservable inputs		$ million
	2019	2018
At January 1	(27)	297
Net gains/(losses) recognised in revenue	1,085	(258)
Purchases	453	461
Sales	(633)	(540)
Recategorisations (net)	(125)	18
Currency translation differences	1	(5)
At December 31	754	(27)